Line of Credit (Detail) (USD $)	8 Months Ended	9 Months Ended	10 Months Ended					0 Months Ended		1 Months Ended		1 Months Ended					1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Oct. 15, 2013	Apr. 30, 2012	Feb. 28, 2011	Feb. 28, 2013 Series C Preferred Stock [Member]	Feb. 28, 2011 Series C Preferred Stock [Member]	Apr. 30, 2014 London Interbank Offered Rate (LIBOR) [Member] Subsequent Event [Member]	Feb. 28, 2011 Warrant [Member] Series C Preferred Stock [Member]	Oct. 31, 2013 Warrant [Member] Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]	Mar. 31, 2014 Credit Facility Agreement [Member]	Dec. 31, 2013 Credit Facility Agreement [Member]	Apr. 30, 2014 Credit Facility Agreement [Member] Subsequent Event [Member]	Mar. 31, 2014 Credit Facility Agreement [Member] Prime Rate [Member]	Apr. 30, 2014 Credit Facility Agreement [Member] Prime Rate [Member] Subsequent Event [Member]	Apr. 30, 2014 Credit Facility Agreement [Member] London Interbank Offered Rate (LIBOR) [Member] Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity						$ 19,000,000	$ 14,000,000								$ 19,000,000		$ 25,000,000
Basis spread on variable rate	2.00%		1.50%							2.50%								2.00%	0.25%	2.50%
Restricted cash			1,000,000
Interest rate at the end of the period				5.25%										5.25%	5.25%	5.25%
Line of credit facility, asset restrictions, cash		2,000,000
Loan facility	9,998,000	9,998,000		0									18,200,000	19,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									154,506
Fair value of warrant	4,167,000	4,167,000		0							155,000
Share price					$ 15.00				$ 1.165
Fair value assumptions, risk free interest rate								3.00%
Fair value assumptions, expected dividend rate								0.00%
Fair value assumptions, expected term								7 years
Fair value assumptions, expected volatility rate								75.00%
Stock issued in relation to the exercise of warrants												10,889
Line of Credit Facility, Credit Agreement, Alternative Interest Rate if Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA) Exceeds Threshold Amount, EBITDA Amount																	5,000,000
Minimum Net Worth Required for Compliance															12,500,000
Tangible Net Worth Required for Compliance With Credit Agreement																	50,000,000
Compensating Balance, Amount																	$ 20,000,000